Income Taxes - Effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount
Expense computed at federal tax rate					$ 3,825	$ 1,675	$ 2,135
NonU.S. group member income					(4,409)	(1,632)	(2,093)
Dividend received deduction and taxexempt interest					(144)	(467)	(415)
Impact of tax reform						580
Valuation allowance			$ (1,700)		678	947
Other					44	42	36
Income tax expense (benefit)	$ 1,995	$ 3	$ 3,929	$ (1)	$ (6)	$ 1,145	$ (337)
Effective Income Tax Rate Reconciliation, Percent
Expense computed at federal tax rate	21.00%		21.00%		21.00%	34.00%	34.00%
NonU.S. group member income					(24.21%)	(33.12%)	(33.34%)
Dividend received deduction and taxexempt interest					(0.79%)	(9.47%)	(6.61%)
Impact of tax reform						11.76%
Valuation allowance					3.72%	19.23%
Other					0.24%	0.83%	0.58%
Income tax expense (benefit)					(0.03%)	23.23%	(5.37%)
Net operating loss carryforward					$ 3,300
Unrecognized tax benefits					$ 0	$ 0
Addback related to stock compensation not deductible for tax purposes			$ 4,800
Maximum
Effective Income Tax Rate Reconciliation, Percent
Expense computed at federal tax rate						35.00%